ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

COMMON STOCKS 96.6%
ENERGY 0.4%
Energy Related 0.4%
First Solar (1)	4,100	213
Total Energy		213
HARDWARE 12.8%
Enterprise Hardware 12.8%
Avid Technology (1)	27,000	942
FEI (1)	63,000	2,272
Harman International	12,000	1,153
Isilon Systems (1)	15,000	243
National Instruments	17,000	446
Orbotech (1)	17,000	374
Palm (1)	40,000	725
Total Hardware		6,155
HEALTH CARE 2.4%
Healthcare Services 0.5%
Gen-Probe (1)	5,000	235
		235
Medical Devices 1.9%
NxStage Medical (1)	18,000	240
Respironics (1)	7,000	294
Senomyx (1)	31,500	390
		924
Total Health Care		1,159
MEDIA 8.3%
Gaming 2.2%
WMS Industries (1)	27,000	1,059
		1,059
Internet 6.1%
CNET Networks (1)	81,500	710
LivePerson (1)	150,000	1,182
Marchex, Class B	47,000	720
Salary.com (1)	20,000	223
US Auto Parts Network (1)	19,200	103
		2,938

Total Media		3,997
SEMICONDUCTORS 24.2%

Analog Semiconductors 4.6%
Diodes (1)	20,000	697
Intersil Holding, Class A	25,000	662
Semtech (1)	65,000	876
		2,235
Digital Semiconductors 14.9%
Conexant Systems (1)	435,000	718
Integrated Device Technology (1)	105,000	1,619
ON Semiconductor (1)	110,000	981
PMC-Sierra (1)	240,000	1,683
Silicon Laboratories (1)	15,000	449
Spansion, Class A (1)	42,000	512
Xilinx	47,000	1,209
		7,171
Semiconductor Capital Equipment 4.7%
Cymer (1)	8,000	332
Entegris (1)	75,000	802
Mattson Technology (1)	55,000	501
Standard Microsystems (1)	20,000	611
		2,246

Total Semiconductors		11,652
SOFTWARE 36.9%

Applications Software 18.4%
aQuantive (1)	35,000	977
Bottomline Technologies (1)	108,900	1,187
Digital River (1)	13,000	718
LookSmart (1)	200,000	766
NAVTEQ (1)	20,000	690
RightNow Technologies (1)	50,000	819
Sourcefire (1)	3,300	58
Ultimate Software Group (1)	33,000	864
Verint Systems (1)	32,000	1,029
WebSideStory (1)	86,700	1,123
Wind River Systems (1)	65,000	646
		8,877
Consumer Software 1.8%
DIVX (1)	20,000	401
Glu Mobile (1)	1,400	14
Take-Two Interactive Software (1)	22,000	443
		858
Enterprise Software 0.6%
Sunpower (1)	6,000	273
		273
Infrastructure Software 1.6%
Red Hat (1)	35,000	803
		803
Systems Software 7.6%
Cogent (1)	48,000	646
McAfee (1)	17,000	494
Motive (1)	75,000	266
Quest Software (1)	40,000	651
VeriSign (1)	50,000	1,256
Websense (1)	15,000	345
		3,658
Technical Software 6.9%
24/7 Media (1)	175,000	1,405
Innerworkings (1)	8,000	95
PDF Solutions (1)	45,200	510
Taleo, Class A (1)	60,000	995
Virage Logic (1)	45,000	327
		3,332
Total Software		17,801
TELECOM EQUIPMENT 6.7%
Wireless Equipment 0.9%
Intermec (1)	20,000	447
		447
Wireline Equipment 5.8%
Acme Packet (1)	34,300	507
Aruba Networks (1)	8,800	129
BigBand Networks (1)	3,600	65
Finisar (1)	220,000	770
Juniper Networks (1)	66,000	1,299
		2,770
Total Telecom Equipment		3,217
TELECOM SERVICES 4.9%
Wireless - Domestic 3.5%
Crown Castle International (1)	53,000	1,703
		1,703
Wireline 1.4%
Optium (1)	35,000	679
		679
Total Telecom Services		2,382
Total Common Stocks (Cost $44,423)		46,576
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Investment Fund
5.26% (2)(3)	1,341,116	1,341
Total Short-Term Investments (Cost $1,341)		1,341
Total Investments in Securities
99.4% of Net Assets (Cost $45,764)		$47,917

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Developing Technologies Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $45,764,000. Net unrealized gain aggregated $2,153,000 at period-end, of which $5,579,000 related to appreciated investments and $3,426,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $17,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $1,341,000 and $1,670,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007